Fair Value of Financial Instruments, Part 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned, commercial real estate	$ 5,000,000	$ 4,800,000
Other real estate owned, residential real estate properties	3,700,000	3,900,000
Valuation charge on other real estate owned	2,200,000	1,100,000
Impaired loans [Abstract]
Impaired loans	29,340,000	26,073,000	13,711,000
Collateral dependent impaired loans	5,100,000	10,800,000
Gross charge offs, commercial impaired loans	761,000	2,500,000
Gross charge offs, residential impaired loans	534,000	1,700,000
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage 1 to 4 family: first mortgage	0	0
Home Equity Loans	0	0
Home Equity Lines of Credit	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage 1 to 4 family: first mortgage	0	0
Home Equity Loans	0	0
Home Equity Lines of Credit	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	8,729,000	8,705,000
Impaired loans [Abstract]
Commercial real estate	1,802,000	4,690,000
Real estate mortgage 1 to 4 family: first mortgage	2,425,000	5,421,000
Home Equity Loans	48,000	67,000
Home Equity Lines of Credit	810,000	581,000
Nonrecurring [Member] | Carrying Value [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	8,729,000	8,705,000
Impaired loans [Abstract]
Commercial real estate	1,802,000	4,690,000
Real estate mortgage 1 to 4 family: first mortgage	2,425,000	5,421,000
Home Equity Loans	48,000	67,000
Home Equity Lines of Credit	$ 810,000	$ 581,000